TAX-FREE INSTRUMENTS TRUST
Investment Shares

SUPPLEMENT TO PROSPECTUS DATED MAY 31, 1995
THE FOLLOWING CHANGES WILL BE EFFECTIVE JANUARY 1, 1996.
1. On page 1 of the prospectus, please add the following as the last sentence to the paragraph following footnote (4):
     "Shareholders who do not maintain an average monthly account balance of $5,000 will be charged a monthly fee (this does not apply to certain retirement accounts)."
2. Under the section entitled "Accounts with Low Balances" on page 16 of the prospectus, please delete all information and replace it with the following:
      "Due to the high cost of maintaining accounts with low balances, there is an average monthly (calculated on a 30-day basis) account balance policy. Shareholders must maintain a $5,000 average monthly account balance.
     Shareholders who do not maintain an average monthly account balance of $5,000, in any given 30-day period, will be charged a $3.00 fee for that period. A shareholder's checkwriting privilege may be discontinued at any time.
     This policy does not currently apply to IRAs, Keoghs, other retirement accounts or accounts owned by associates of Edward D. Jones & Co., L.P. These types of accounts may be subject to the policy in the future."
                                                               November 28, 1995

                                   PA





TAX-FREE INSTRUMENTS TRUST
Investment Shares

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31,
1995
THE FOLLOWING CHANGE IS EFFECTIVE JANUARY 1, 1996.
The following new section entitled "Accounts with Low Balances (Investment Shares)" should be added following the section entitled "Brokerage Transactions" on page 4 of the Statement of Additional Information.
     "ACCOUNTS WITH LOW BALANCES (INVESTMENT SHARES)
     The average monthly account balance policy, whereby shareholders maintain a $5,000 average monthly account balance in order to avoid the $3.00 monthly fee, is not applicable to Liberty Life Members; shareholders who have purchased shares through Aetna Insurance Company of America and its affiliates or the Lutheran Brotherhood; and employees of Federated Investors."
                                                               November 28, 1995

   FEDERATED SECURITIES CORP.
   Distributor
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   INVESTORS
   FEDERATEDoINVESTORS TOWER
   AITTSBURGH,yPAf 1EDERATED9
   CNVESTORS924101
   G01385-02 (11/95)rs Tower
   PITTSBURGH, PA  15222-3779
   Cusip 876924101